Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Jun. 30, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 17,566,879	$ 15,234,745
Restricted cash	3,512
Short-term investments	5,102,400	1,345,154
Accounts receivable	8,042,595	10,423,418
Advances to suppliers, current	7,426,261	9,442,382
Prepaid expenses and other current assets	4,287,243	3,128,788
TOTAL CURRENT ASSETS	42,428,890	39,574,487
NON-CURRENT ASSETS:
Plant and equipment, net	879,345	124,503
Intangible assets, net	3,518,876	5,001,523
Right-of-use assets, net	1,699,352	512,647
Long-term investments	2,266,420	1,995,021
Other non-current assets	4,347,772
TOTAL NON-CURRENT ASSETS	12,711,765	7,633,694
TOTAL ASSETS	55,140,655	47,208,181
CURRENT LIABILITIES:
Short-term loans	764,281
Accounts payable	11,435,530	10,752,234
Contract liabilities	1,471,074	1,871,120
Accrued expenses and other current liabilities	957,955	903,252
Lease liabilities	279,825	463,064
Taxes payable	44,920	51,599
TOTAL CURRENT LIABILITIES	14,953,585	14,041,269
NON-CURRENT LIABILITY:
Lease liabilities	1,532,181	58,517
TOTAL NON-CURRENT LIABILITY	1,532,181	58,517
TOTAL LIABILITIES	16,485,766	14,099,786
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	11,287,138	10,954,201
Treasury stock	(599,999)
Retained earnings	27,825,836	23,543,001
Accumulated other comprehensive income (loss)	683,791	(1,276,222)
TOTAL GAMEHAUS HOLDING INC’S SHAREHOLDERS’ EQUITY	39,202,498	33,226,337
Non-controlling interests	(547,609)	(117,942)
TOTAL SHAREHOLDERS’ EQUITY	38,654,889	33,108,395
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	55,140,655	47,208,181
Common Class A [Member]
SHAREHOLDERS’ EQUITY:
Ordinary shares	4,952	3,797
Common Class B [Member]
SHAREHOLDERS’ EQUITY:
Ordinary shares	$ 780	$ 1,560